Time charter revenues and related contract balances - Allocation of consolidated receivables between lease and service (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade receivable for lease	$ 2,608	$ 2,898
Trade receivable for time charter services	1,506	2,133
Allowance for expected credit losses	(60)
Total trade receivable and amounts due from affiliates	$ 4,054	$ 5,031